ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - $ / shares	Feb. 28, 2023	Oct. 05, 2020	Aug. 05, 2010
ORGANIZATION AND PRINCIPAL ACTIVITIES
Issue price (per share)	$ 0.80
American Depositary Shares
ORGANIZATION AND PRINCIPAL ACTIVITIES
Shares issued (in shares)	2,500,000
American Depositary Shares | Registered Direct Offering
ORGANIZATION AND PRINCIPAL ACTIVITIES
Shares issued (in shares)	2,500,000	1,507,538
Issue price (per share)	$ 0.80	$ 3.98
Class A Shares per ADS (in shares)	5,000,000	2
American Depositary Shares | Public Offering
ORGANIZATION AND PRINCIPAL ACTIVITIES
Shares issued (in shares)			2,070,000
Issue price (per share)			$ 4.25